Commitments and contingencies (Narrative) (Details) oz in Millions	Dec. 31, 2017 USD ($) oz	Dec. 31, 2016 USD ($)
Statement [Line Items]
Commitments to purchase plant and equipment	$ 100,000	$ 500,000
Commitment to deliver silver, ounces | oz	215
Commitment to deliver silver, shortfall payment per ounce	$ 0.50